Income Taxes - Schedule of Deferred Assets (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Deferred Tax Assets
Depreciation and amortization	$ 9,519	$ 28,948
Allowance for CECL	33,194	6,971
Inventory reserve	5,068	4,854
Net operating losses	10,085
Less: valuation allowance	(10,085)
Deferred tax assets, net	$ 47,781	$ 40,773